Risk management (Tables)	6 Months Ended
Jun. 30, 2021
Risk management [abstract]
Gross carrying amount per IFRS 9 stage and rating class
Gross carrying amount per IFRS 9 stage

and rating class¹

in EUR million
12-month ECL (Stage 1) Lifetime ECL not credit impaired (Stage 2) Lifetime ECL credit impaired (Stage 3) Total
30 June 2021
Rating class
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Investment grade
1 (AAA) 118,799 3 47 0 118,846 3
2-4 (AA) 109,118 4 301 0 109,419 4
5-7 (A) 151,056 17 935 1 151,992 17
8-10 (BBB) 307,902 69 9,591 15 317,493 84
Non-Investment grade
11-13 (BB) 160,025 211 15,436 106 175,461 317
14-16 (B) 28,468 192 19,930 475 48,397 667
17 (CCC) 4,277 9 5,334 291 9,611 301
Substandard grade
18 (CC) 2,888 189 2,888 189
19 (C) 2,293 229 2,293 229
NPL grade 20-22 (D) 12,827 3,616 12,827 3,616
Total 879,645 505 56,755 1,306 12,827 3,616 949,228 5,427
¹IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions of €
85

million are excluded from the above chart.
Gross carrying amount per IFRS 9 stage

and rating class¹
in EUR million
12-month ECL (Stage 1) Lifetime ECL not credit impaired (Stage 2) Lifetime ECL credit impaired (Stage 3) Total
31 December 2020
Rating class
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Investment grade
1 (AAA) 109,734 3 46 0 109,780 3
2-4 (AA) 108,776 6 646 0 109,422 6
5-7 (A) 137,901 27 797 1 138,698 28
8-10 (BBB) 294,923 88 7,418 12 302,341 100
Non-Investment grade
11-13 (BB) 159,076 239 18,513 133 177,588 372
14-16 (B) 28,335 208 23,742 570 52,077 777
17 (CCC) 2,817 9 5,113 259 7,930 269
Substandard grade
18 (CC) 3,384 248 3,384 248
19 (C) 2,323 254 2,323 254
NPL grade 20-22 (D) 13,398 3,797 13,398 3,797
Total 841,562 581 61,981 1,476 13,398 3,797 916,942 5,854
¹IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions of €
75

million are excluded from the above chart.

Changes in loan loss provisions and gross carrying amounts
Changes in gross carrying amounts and

loan loss provisions (*)
1,2,3
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance at 1 January 2021
841,562 581 61,981 1,476 13,398 3,797 916,942 5,854
Transfer into

12-month ECL (Stage 1)
13,305 16 -12,830 -202 -475 -19 -204
Transfer into

lifetime ECL not credit impaired (Stage 2)
-15,575 -23 16,345 185 -771 -79 83
Transfer into

lifetime ECL credit impaired (Stage 3)
-1,228 -3 -1,208 -64 2,436 426 359
Net remeasurement of loan loss provisions
-114 -62 89 -87
New financial assets originated or purchased
77,861 80 77,861 80
Financial assets that have been derecognised
-33,762 -31 -5,765 -46 -1,539 -87 -41,066 -163
Net drawdowns and repayments
-2,518 -1,768 -222 -4,509
Changes in models/risk parameters

4 16 33 53
Decrease/Increase in loan loss provisions
-70 -171 362 121
Write-offs
-472 -472
Recoveries of amounts previously written off
21 21
Foreign exchange and other movements
-6 1 -92 -97
Closing balance at 30 June 2021
879,645 505 56,755 1,306 12,827 3,616 949,228 5,427
1 At the end of June 2021, the gross carrying amounts included loans and advances to central banks (€ 119.6 billion), loans and advances to banks (€
26.2

billion), financial assets at FVOCI (€
30.6

billion), securities at amortised cost (€
49.5

billion), loans and advances to customers (€
613.1
billion), assets held for sale (€ 1.3

billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (€
126.9

billion) and excludes receivables related to securities in reverse repurchase transaction

(€
-6.5

billion), cash collateral in respect of derivatives (€
-6.1

billion), the value
adjustment hedged items (€ -0.8

billion), a receivable that is offset by a liquidity facility (€
-2.2

billion), on-demand bank balances (€
-2.5

billion) and other differences amounting to €
0.1

billion.
2 Stage 3 Lifetime credit impaired includes € 3

million Purchased or Originated Credit Impaired.
3 At the end of June 2021, the stock of provisions included provisions for loans and advances to central banks (€ 4 million), loans and advances to banks (€
20

million), financial assets at FVOCI (€
12

million),
securities at amortised cost (€ 22

million), provisions for loans and advances to customers (€
5,347

million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€
23

million).
Changes in gross carrying amounts and

loan loss provisions (*)
1,2,3
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance at 1 January 2020
817,247 490 41,082 881 10,955 3,275 869,284 4,646
Transfer into

12-month ECL (Stage 1)
9,139 24 -8,899 -200 -240 -18 0 -194
Transfer into

lifetime ECL not credit impaired (Stage 2)
-39,093 -76 39,601 651 -509 -57 0 518
Transfer into

lifetime ECL credit impaired (Stage 3)
-3,592 -30 -1,879 -163 5,471 1,518 0 1,325
Net remeasurement of loan loss provisions
0 109 0 450 0 700 0 1,259
New financial assets originated or purchased
161,333 178 0 0 161,333 178
Financial assets that have been derecognised
-116,035 -85 -6,987 -107 -897 -236 -123,919 -428
Net drawdowns and repayments
12,563 -938 -181 11,444
Changes in models/risk parameters

7 7
Increase in loan loss provisions
119 638 1,908 2,666
Write-offs
-1,200 -1,200 -1,200 -1,200
Recoveries of amounts previously written off
39 39
Foreign exchange and other movements
-28 -42 -226 -297
Closing balance at 31 December 2020
841,562 581 61,981 1,476 13,398 3,797 916,942 5,854
1 At the end of December 2020, the gross carrying amounts included loans and advances to central banks (€ 109.2 billion), loans and advances to banks (€
25.4

billion), financial assets at FVOCI (€
34.0

billion), securities at amortised cost (€
50.6

billion), loans and advances to customers
(€ 599.7

billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (€
118.4

billion) and excludes receivables related to securities in reverse repurchase transaction

(€
-6.4

billion), cash collateral in respect of derivatives (€
-8.3

billion), the value adjustment hedged items (€
-1.0
billion), a receivable that is offset by a liquidity facility (€ -2.2 billion), on-demand bank balances (€
-2.2

billion) and other differences amounting to €
-0.3

billion.
2 Stage 3 Lifetime credit impaired includes € 3

million Purchased or Originated Credit Impaired.
3 At the end of December 2020, the stock of provisions included provisions for loans and advances to central banks (€ 3 million), loans and advances to banks (€
23

million), financial assets at FVOCI (€
14

million), securities at amortised cost (€
17

million), provisions for loans and advances to
customers (€ 5,779

million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€
17

million).

Sensitivity Analysis
Sensitivity analysis as at 30 June 2021

(*)
2021 2022 2023
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln)
1
Netherlands
Upside scenario
Real GDP 3.3 4.5 3.2
341 20%
382
Unemployment 4.0 4.0 3.2
HPI 11.0 16.3 4.6
Baseline Scenario

Real GDP 2.6 3.2 1.9
374 60 % Unemployment 4.8 4.8 4.7
HPI 7.9 2.6 2.5
Downside scenario
Real GDP 0.1 0.6 1.0
448 20 % Unemployment 6.1 7.1 7.7
HPI 4.6 -12.6 -0.4
Belgium
Real GDP 4.9 4.8 2.6
486 20%
511
Unemployment 6.4 6.0 5.5
HPI 2.7 2.6 3.5
Baseline Scenario

Real GDP 4.2 3.5 2.2
507 60 % Unemployment 7.0 6.4 6.2
HPI 1.9 1.6 2.6
Downside scenario
Real GDP 2.6 1.4 1.7
550 20 % Unemployment 8.2 8.5 8.5
HPI 1.1 -0.1 1.7
Germany
Upside scenario
Real GDP 4.5 5.9 1.9
517 20%
543
Unemployment 3.3 2.7 2.0
HPI 10.6 6.8 4.0
Baseline Scenario

Real GDP 3.3 4.1 1.5
540 60 % Unemployment 4.2 3.8 3.6
HPI 9.4 3.1 0.7
Downside scenario
Real GDP 1.3 1.0 0.2
580 20 % Unemployment 5.3 5.4 5.5
HPI 7.9 -1.5 -2.9
United States
Upside scenario
Real GDP 8.2 5.3 3.0
86 20%
115
Unemployment 4.3 2.8 2.0
HPI 11.6 8.7 9.9
Baseline Scenario

Real GDP 6.6 4.3 2.3
107 60 % Unemployment 4.7 3.8 3.6
HPI 11.1 4.9 4.1
Downside scenario
Real GDP 4.4 1.2 0.7
167 20 % Unemployment 6.7 6.7 7.5
HPI 10.2 -0.1 -2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.
Sensitivity analysis as at 31 December 2020

(*)
2021 2022 2023
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.3 3.3 2.8
383 20%
468
Unemployment 5.1 3.9 3.0
HPI 8.1 6.3 4.7
Baseline Scenario

Real GDP 2.8 2.9 1.9
441 60 % Unemployment 5.8 5.2 4.7
HPI -1.9 -1.6 4.5
Downside scenario
Real GDP -4.9 4.8 1.4
636 20 % Unemployment 7.7 7.8 7.9
HPI -12.3 -11.0 4.3
Belgium
Real GDP 6.9 3.3 2.4
494 20%
559
Unemployment 7.3 6.2 5.8
HPI -0.2 4.2 4.8
Baseline Scenario

Real GDP 4.5 3.3 2.3
540 60 % Unemployment 7.5 6.3 6.3
HPI -1.7 3.5 3.8
Downside scenario
Real GDP -0.4 4.0 2.2
681 20 % Unemployment 9.4 9.1 8.8
HPI -3.6 2.5 2.9
Germany
Upside scenario
Real GDP 7.6 3.3 1.5
504 20%
558
Unemployment 3.0 2.2 1.8
HPI 3.5 8.3 6.6
Baseline Scenario

Real GDP 3.9 3.4 1.6
541 60 % Unemployment 4.1 3.5 3.5
HPI 0.4 4.8 3.1
Downside scenario
Real GDP -2.4 3.5 1.3
662 20 % Unemployment 5.6 5.3 5.6
HPI -3.5 0.8 -0.9
United States
Upside scenario
Real GDP 5.6 4.1 3.8
93 20%
189
Unemployment 5.0 3.0 1.9
HPI 6.2 9.4 9.3
Baseline Scenario

Real GDP 4.0 3.2 2.5
134 60 % Unemployment 6.0 4.7 4.1
HPI 4.3 4.1 4.0
Downside scenario
Real GDP -6.3 6.8 1.9
448 20 % Unemployment 8.5 7.9 7.6
HPI 1.2 -1.9 -2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.

Non-derivative financial instruments to transition to alternative benchmarks
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
30 June 2021
in EUR million
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value
(in EUR mln)
Carrying value
(in EUR mln)
Nominal value
(in EUR mln)
By benchmark rate
GBP LIBOR 6,825 424 3,798
USD LIBOR 33,703 1,459 12,445
CHF LIBOR 243 50 404
JPY LIBOR 225 33 136
EUR LIBOR 200 2,808
EONIA 344 39
Total 41,196 2,310 19,630
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
31 December 2020
in EUR million
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value
(in EUR mln)
Carrying value
(in EUR mln)
Nominal value
(in EUR mln)
By benchmark rate
GBP LIBOR 6,912 259 3,732
USD LIBOR 30,959 3,796 9,376
CHF LIBOR 345 42 321
JPY LIBOR 225 41 79
EUR LIBOR 422 8 2,564
EONIA 100 728 39
Total 38,963 4,873 16,111

Derivative financial instruments to transition to alternative benchmarks
Derivative Financial instruments

to transition to alternative

benchmarks (*)
30 June 2021 31 December 2020
in EUR million
Nominal value
(in EUR mln)
Nominal value

(in EUR mln)
By benchmark rate 1
GBP LIBOR 31,045 27,031
USD LIBOR 369,056 355,066
CHF LIBOR 12,308 9,710
JPY LIBOR 92,874 87,057
EONIA 32,730 29,593
Total 538,013 508,457
1 For cross currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group.